IFRS 7 - Disclosure - Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 389,573	$ 367,311
Securities received as collateral from securities financing and derivative transactions	255,255	212,275
Total liquid assets	$ 644,828	$ 579,586
% of total	100.00%	100.00%
Encumbered liquid assets	$ 253,215	$ 207,544
Unencumbered liquid assets	391,613	372,042
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	100,126	93,458
Securities received as collateral from securities financing and derivative transactions	109,145	88,499
Total liquid assets	$ 209,271	$ 181,957
% of total	32.00%	31.00%
Encumbered liquid assets	$ 108,191	$ 85,452
Unencumbered liquid assets	101,080	96,505
Canadian Dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	5,140	3,002
Total liquid assets	$ 5,140	$ 3,002
% of total	1.00%	1.00%
Encumbered liquid assets	$ 566	$ 1,098
Unencumbered liquid assets	4,574	1,904
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	13,872	18,256
Securities received as collateral from securities financing and derivative transactions	77,275	63,463
Total liquid assets	$ 91,147	$ 81,719
% of total	14.00%	14.00%
Encumbered liquid assets	$ 56,337	$ 47,572
Unencumbered liquid assets	34,810	34,147
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	38,138	39,649
Securities received as collateral from securities financing and derivative transactions	15	42
Total liquid assets	$ 38,153	$ 39,691
% of total	6.00%	6.00%
Encumbered liquid assets	$ 3,816	$ 3,057
Unencumbered liquid assets	34,337	36,634
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	15,679	12,720
Securities received as collateral from securities financing and derivative transactions	25,151	19,241
Total liquid assets	$ 40,830	$ 31,961
% of total	6.00%	5.00%
Encumbered liquid assets	$ 31,287	$ 23,651
Unencumbered liquid assets	9,543	8,310
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	11,149	6,622
Securities received as collateral from securities financing and derivative transactions	3,623	3,767
Total liquid assets	$ 14,772	$ 10,389
% of total	2.00%	2.00%
Encumbered liquid assets	$ 3,882	$ 3,769
Unencumbered liquid assets	10,890	6,620
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	13,636	10,554
Securities received as collateral from securities financing and derivative transactions	2,770	1,637
Total liquid assets	$ 16,406	$ 12,191
% of total	3.00%	2.00%
Encumbered liquid assets	$ 11,225	$ 6,028
Unencumbered liquid assets	5,181	6,163
Canadian Dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	2,512	2,655
Securities received as collateral from securities financing and derivative transactions	311	349
Total liquid assets	2,823	$ 3,004
% of total		1.00%
Encumbered liquid assets	1,078	$ 277
Unencumbered liquid assets	1,745	2,727
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	289,447	273,853
Securities received as collateral from securities financing and derivative transactions	146,110	123,776
Total liquid assets	$ 435,557	$ 397,629
% of total	68.00%	69.00%
Encumbered liquid assets	$ 145,024	$ 122,092
Unencumbered liquid assets	290,533	275,537
Other than Canadian dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	19,225	24,046
Total liquid assets	$ 19,225	$ 24,046
% of total	3.00%	4.00%
Encumbered liquid assets	$ 33	$ 28
Unencumbered liquid assets	19,192	24,018
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	84,835	78,160
Securities received as collateral from securities financing and derivative transactions	1,856	1,576
Total liquid assets	$ 86,691	$ 79,736
% of total	13.00%	14.00%
Encumbered liquid assets	$ 7,070	$ 7,234
Unencumbered liquid assets	79,621	72,502
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	40,550	33,514
Securities received as collateral from securities financing and derivative transactions	34,607	37,666
Total liquid assets	$ 75,157	$ 71,180
% of total	12.00%	12.00%
Encumbered liquid assets	$ 39,403	$ 32,206
Unencumbered liquid assets	35,754	38,974
Other than Canadian dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	4,658	4,786
Securities received as collateral from securities financing and derivative transactions	667	4
Total liquid assets	$ 5,325	$ 4,790
% of total	1.00%	1.00%
Encumbered liquid assets	$ 712	$ 191
Unencumbered liquid assets	4,613	4,599
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	34,103	30,163
Securities received as collateral from securities financing and derivative transactions	47,803	37,691
Total liquid assets	$ 81,906	$ 67,854
% of total	13.00%	12.00%
Encumbered liquid assets	$ 37,367	$ 32,918
Unencumbered liquid assets	44,539	34,936
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	58,222	47,150
Securities received as collateral from securities financing and derivative transactions	11,873	927
Total liquid assets	$ 70,095	$ 48,077
% of total	11.00%	8.00%
Encumbered liquid assets	$ 20,939	$ 7,522
Unencumbered liquid assets	49,156	40,555
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	47,854	56,034
Securities received as collateral from securities financing and derivative transactions	49,304	45,912
Total liquid assets	$ 97,158	$ 101,946
% of total	15.00%	18.00%
Encumbered liquid assets	$ 39,500	$ 41,993
Unencumbered liquid assets	$ 57,658	$ 59,953